Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity
19 Equity

Total equity
In EUR million	2024	2023	2022
Share capital and share premium
- Share capital	31	35	37
- Share premium	17,116	17,116	17,116
	17,148	17,151	17,154

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,816	1,152	1,187
- Revaluation reserve: Debt instruments at FVOCI	-479	-280	-341
- Revaluation reserve: Cash flow hedge	-1,693	-2,058	-3,055
- Revaluation reserve: Credit liability	-15	31	70
- Revaluation reserve: Property in own use	161	178	176
- Net defined benefit asset/liability remeasurement reserve	-333	-317	-232
- Currency translation reserve	-1,986	-2,527	-2,395
- Share of associates and joint ventures and other reserves	2,607	3,047	3,603
- Treasury shares	-765	-1,994	-1,205
	-687	-2,767	-2,192

Retained earnings	36,243	40,299	41,538

Shareholders’ equity (parent)	52,703	54,684	56,500
Non-controlling interests	995	944	504
Total equity	53,698	55,628	57,004
Adjustments for hyperinflation
ING applies IAS 29 ‘Hyperinflation’ on its investment in Türkiye since 2022. The IAS 29 indexation impact on equity was EUR 50 million (2023: EUR 54 million; 2022: EUR 100 million) of which EUR 202 million (2023: EUR 284 million; 2022: EUR 1,011 million) in the currency translation reserve, EUR 0 million (2023: EUR 0 million; 2022: EUR -563 million) in retained earnings, EUR 4 million (2023: EUR 3 million; 2022: EUR -17 million) in revaluation reserves and EUR -156 million (2023: EUR -234 million; 2022: EUR -331 million) in profit or loss.

Share capital and share premium

Share capital
				Ordinary shares (par value EUR 0.01)
	Number x 1,000			In EUR million
	2024	2023	2022	2024	2023	2022
Authorised share capital	9,142,000	9,142,000	9,142,000	91	91	91
Unissued share capital	5,994,609	5,643,806	5,415,461	60	56	54
Issued share capital	3,147,391	3,498,194	3,726,539	31	35	37

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 31 December 2021	3,904,065	39
Issue of shares	2,935
Cancellation of shares	-180,461	-2
Issued share capital as at 31 December 2022	3,726,539	37
Issue of shares	5
Cancellation of shares	-228,350	-2
Issued share capital as at 31 December 2023	3,498,194	35
Cancellation of shares	-350,803	-4
Issued share capital as at 31 December 2024	3,147,391	31
In 2022, shares were issued in order to fund obligations arising from share-based employee incentive programmes. As from 2023 these shares are repurchased from the market. The cancellation of shares relates to the shares purchased under the share buyback programmes (reference is made to 'Ordinary shares held by ING Group (treasury shares)').
As at 31 December 2024 ING Groep N.V. has issued USD 8,750 million (2023: USD 7,750 million; 2022: USD 6,750 million) Perpetual Additional Tier 1 Contingent Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of law into ordinary shares if the conditions (when the Group CET1 ratio has fallen below 7.00%) to such a conversion are fulfilled. As a result of this conversion, the issued share capital can increase by up to 982 million (2023: 864 million; 2022: 750 million) ordinary shares. Reference is made to Note 18 'Subordinated loans'.
Ordinary shares
All ordinary shares are registered. No share certificates have been issued. The par value of ordinary shares is EUR 0.01. The authorised ordinary share capital of ING Groep N.V. currently consists of 9,142 million ordinary shares. As at 31 December 2024, 3,147 million ordinary shares were issued and fully paid.
Ordinary shares held by ING Group (Treasury shares)
As at 31 December 2024, 51.1 million ordinary shares (2023: 154.6 million; 2022: 107.4 million) of ING Groep N.V. with a par value of EUR 0.01 are held by ING Groep N.V. or its subsidiaries.

Share premium
In EUR million	2024	2023	2022
Opening balance	17,116	17,116	17,105
Issue of shares	0	0	12
Closing balance	17,116	17,116	17,116
Revaluation reserves

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2024	2023	2022	2024	2023	2022
Opening balance	1,152	1,187	1,282	-280	-341	96
Unrealised revaluations	664	-35	-118	-261	53	-412
Realised gains/losses transferred to the statement of profit or loss				62	9	-25
Realised revaluations transferred to retained earnings	0	1	23
Closing balance	1,816	1,152	1,187	-479	-280	-341
Equity securities at FVOCI
In 2024, the unrealised revaluation of EUR 664 million (2023: EUR -35 million; 2022: EUR -118 million) includes revaluation of shares in Bank of Beijing for EUR 652 million (2023: EUR -24 million; 2022: EUR -86 million).

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2024	2023	2022	2024	2023	2022
Opening balance	-2,058	-3,055	-153	31	70	-80
Changes in credit liability reserve				-46	-39	165
Unrealised revaluations	365	997	-2,901
Realised revaluations transferred to retained earnings						-15
Closing balance	-1,693	-2,058	-3,055	-15	31	70
Cash flow hedge
ING mainly hedges floating rate lending with interest rate swaps. Due to a decrease in forward interest rates in 2024, the interest rate swaps had a positive revaluation of EUR 365 million which is recognised in the cash flow hedge reserve.

Changes in Property in own use reserve
In EUR million	2024	2023	2022
Opening balance	178	176	208
Impact of IAS 29 on opening balance[1]			-20
Unrealised revaluations	3	10	15
Realised revaluations transferred to retained earnings	-20	-8	-26
Closing balance	161	178	176
[1]    Impact of application of hyperinflation accounting under IAS 29.
Net defined benefit asset/liability remeasurement reserve
Reference is made to Note 32 'Pensions and other post-employment benefits'.
Currency translation reserve

Changes in currency translation reserve
In EUR million	2024	2023	2022
Opening balance	-2,527	-2,395	-3,483
Impact of IAS 29 on opening balance[1]			647
Unrealised revaluations	-222	183	-7
Realised gains/losses transferred to the statement of profit or loss	1		4
Exchange rate differences	763	-316	444
Closing balance	-1,986	-2,527	-2,395
1    Impact of application of hyperinflation accounting under IAS 29.
Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges. The hedging strategy is to protect the CET1 ratio against adverse impact from exchange rate fluctuations. The net increase of unrealised revaluations and Exchange rate differences of EUR 541 million is related to several currencies including USD (EUR 354 million), TRY (EUR 148 million including EUR 202 million IAS 29 indexation effect), GBP (EUR 75 million), PLN (EUR 18 million), CHF (EUR -10 million), AUD (EUR -35 million), RUB (EUR -47 million), THB (EUR 31 million), CNY (EUR 3 million) and other currencies (EUR 4 million).
Share of associates and joint ventures and other reserves

Changes in share of associates, joint ventures and other reserves
In EUR million	2024	2023	2022
Opening balance	3,047	3,603	3,416
Result for the year	125	336	161
Transfer to/from retained earnings	-565	-892	26
Closing balance	2,607	3,047	3,603
The Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures of EUR 940 million (2023: EUR 815 million; 2022: EUR 797 million). Other reserves includes a statutory reserve of EUR 897 million (2023: EUR 1,602 million; 2022: EUR 2,264 million) related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN and a legal reserve of EUR 768 million (2023: EUR 628 million; 2022: EUR 540 million) related to internally developed software. The transfer to retained earnings of EUR -565 million includes the release of the Regio bank and Vakbondsspaarbank SPN reserve of EUR -830 million (2023:EUR -998 million; 2022: EUR 0 million) against regulatory expenses which are recognised in the statement of profit or loss.
Treasury shares

Changes in treasury shares
	In EUR million			Number x 1,000
	2024	2023	2022	2024	2023	2022
Opening balance	-1,994	-1,205	-1,612	154,571	107,395	128,301
Purchased/sold for trading purposes	2	-7	4	-211	464	-312
Purchased under staff share plans	-43	-42		3,319	3,156
Distributed under staff share plans	43	41		-3,343	-3,106
Purchased under Share buyback programme	-3,774	-3,482	-1,721	247,584	275,013	159,866
Cancelled Share buyback programme	5,000	2,701	2,124	-350,803	-228,350	-180,461
Closing balance	-765	-1,994	-1,205	51,117	154,571	107,395
In 2024 ING Group initiated three share buyback programmes and completed one from 2023:
•EUR 2,500 million, commencing on 3 November 2023 and completed by February 2024. A total of 195 million shares have been repurchased at an average effective price of EUR 12.83 per share. The shares have been cancelled in April 2024;
•EUR 50 million, commencing on 4 March 2024 and completed by 5 March 2024. A total of 3 million shares have been repurchased at an average price of EUR 12.99 per share and for a total consideration of EUR 43 million. The purpose of the share repurchase programme was to meet obligations under the share-based compensation plans;
•EUR 2,500 million, commencing on 2 May 2024 and completed by October 2024. A total of 156 million shares have been repurchased at an average effective price of EUR 16.03 per share. The shares have been cancelled in November and December 2024;
•EUR 2,000 million, commencing on 31 October 2024 and expected to be completed before 30 April 2025. As per 31 December 2024 a total of 50 million shares have been repurchased at an average price of EUR 14.97 per share and for a total consideration of EUR 756 million. ING has the intention to cancel these shares in June 2025.

Retained earnings

Changes in retained earnings
In EUR million	2024	2023	2022
Opening balance	40,299	41,538	35,462
Impact on opening balance[1]		-45	-563
Transfer to/from other reserves	585	899	-8
Result for the year	5,209	3,804	11,965
Dividend and other distributions	-4,124	-2,668	-3,349
Employee share plans	1	-7	15
Share buybacks and other changes	-5,728	-3,222	-1,984
Closing balance	36,243	40,299	41,538
1     In 2023, changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees. 2022: impact of application of hyperinflation accounting under IAS 29.
Dividend and other distributions
In 2024, a cash dividend of EUR 3,626 million (2023: EUR 2,668 million; 2022: EUR 2,178 million) and in January 2025 an additional cash distribution of EUR 498 million (2023: EUR 0 million; 2022: EUR 1,171 million) were paid to the shareholders of ING Group. For further information, reference is made to Note 29 'Dividend per ordinary share'.
Share buybacks and other changes
Share buybacks and other changes includes an amount of EUR -5,723 million (2023: EUR -3,217 million; 2022: EUR -1,983 million), which corresponds to the purchase and cancellation of treasury shares purchased under the share buyback programmes.
Ordinary shares - Restrictions with respect to dividend and repayment of capital
The following equity components cannot be freely distributed: Revaluation reserves, Net defined benefit asset/liability remeasurement reserve, Currency translation reserve, Share of associates and joint ventures reserve and Other reserves including the reserve related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN.
ING Groep N.V. is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its ordinary shares. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital and reserves required by law.
Moreover, ING Groep N.V.’s ability to pay dividends is dependent on the dividend payment ability of its subsidiaries, associates and joint ventures. ING Groep N.V. is legally required to create a non-distributable reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves.
Non-distributable reserves, determined in accordance with the financial reporting requirements included in Part 9 of Book 2 of the Dutch Civil Code, from ING Group’s subsidiaries, associates and joint ventures are as follows:

Non-distributable reserves
In EUR million	2024	2023	2022
ING Bank	5,672	6,727	8,408
Other	0	0	0
Non-distributable reserves	5,672	6,727	8,408
In addition to the legal and regulatory restrictions on distributing dividends from subsidiaries, associates and joint ventures to ING Groep N.V. there are various other considerations and limitations that are taken into account in determining the appropriate levels of equity in the Group’s subsidiaries, associates and joint ventures. These considerations and limitations include, but are not restricted to, minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries and may or may not be temporary in nature. It is not possible to disclose a reliable quantification of these limitations. Without prejudice to the authority of the Executive Board to allocate profits to reserves and to the fact that the ordinary shares are the most junior securities issued by ING Groep N.V., no specific dividend payment restrictions with respect to ordinary shares exist.
Furthermore, ING Groep N.V. is subject to legal restrictions with respect to repayment of capital to holders of ordinary shares. Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING Groep N.V.’s creditors opposes such a repayment within two months following the announcement of a resolution to that effect.
Cumulative preference shares (not issued)
Pursuant to the Articles of Association of ING Groep N.V. the authorised cumulative preference share capital consists of 4.6 billion cumulative preference shares, of which none have been issued. The par value of these cumulative preference shares is EUR 0.01. A right to acquire cumulative preference shares has been granted to Stichting Continuïteit ING (ING Continuity Foundation).
The cumulative preference shares rank before the ordinary shares in entitlement to dividend and to distributions upon liquidation of ING Groep N.V.
The dividend on the cumulative preference shares will be equal to a percentage, calculated on the amount compulsorily paid up or yet to be paid up. This percentage shall be equal to the average of the euro short-term rate (€STR) as calculated by the European Central Bank during the financial year for which the distribution is made; this percentage being weighted on the basis of the number of days for which it applies, and increased by 2.585 percentage points.
If, and to the extent that, the profit available for distribution is not sufficient to pay the dividend referred to above in full, the shortfall will be made up from the reserves insofar as possible. If, and to the extent that, the dividend distribution cannot be made from the reserves, the profits earned in subsequent years shall first be used to make up the shortfall before any distribution may be made on shares of any other category.
ING Groep N.V.’s Articles of Association make provision for the cancellation of cumulative preference shares. Upon cancellation of cumulative preference shares and upon liquidation of ING Groep N.V., the amount paid up on the cumulative preference shares will be repaid together with the accrued dividend as well as any dividend shortfall in preceding years, insofar as this shortfall has not yet been made up. No specific dividend payment restrictions with respect to the cumulative preference shares exist.